Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan has evaluated the impact of events occurring after December 31, 2025, up to the date of issuance of these financial statements on June 18, 2026, that would require recognition or disclosure in the financial statements.